Retirement Plans And Postretirement Benefits (Fair Value Hierarchy, Assets At Fair Value) (Details) (Retirement Plans [Member], Level 3 [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Investment Contracts [Member]
Changes in Plan Assets:
Beginning Balance	$ 56,114	$ 45,094
Gain / contributions / currency impact	7,118	13,110
Distributions	(2,888)	(2,090)
Ending Balance	60,344	56,114
Fixed Insurance Contracts [Member]
Changes in Plan Assets:
Beginning Balance	8,728	1,743
Gain / contributions / currency impact	1,323	6,985
Distributions	0	0
Ending Balance	$ 10,051	$ 8,728